Committed License Fees and Minimum Guarantees Against Future Royalties Set Forth in Significant License Agreements (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Guarantor Obligations [Line Items]
In 2015	$ 2,429
After 2015	6,500
Contractual Obligation, Total	8,929
License Fees
Guarantor Obligations [Line Items]
In 2015	1,129
After 2015	5,000
Contractual Obligation, Total	6,129
Royalty Payments
Guarantor Obligations [Line Items]
In 2015	1,300
After 2015	1,500
Contractual Obligation, Total	$ 2,800